Certain Risks and Concentrations (Details) - Schedule of major customers	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	21.00%			[1]		[1]
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage	17.00%			[1]		[1]
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	14.00%		19.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	13.00%			[1]
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	11.00%		15.00%
Customer F [Member]
Concentration Risk [Line Items]
Concentration risk, Percentage		[1]	10.00%			[1]

[1]	less than 10%